                                                      --------------------------
                                                             OMB APPROVAL
                                                      --------------------------
                                                      OMB Number:      3236-0006
                                                      Expires: February 28, 1997
                                                      Estimated average burden
                                                      hours per response...24.60
                                                      --------------------------
                   UNITED STATES                      --------------------------
        SECURITIES AND EXCHANGE COMMISSION                   SEC USE ONLY
               Washington, D.C. 20549                 --------------------------

                      FORM 13F                        --------------------------

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended September 30, 2001

--------------------------------------------------------------------------------
               (Please read instructions before preparing form.)
--------------------------------------------------------------------------------

If amended report check here:  /0/

GeoCapital, LLC
--------------------------------------------------------------------------------
Name of Institutional Investment Manager

825 Third Avenue - 32nd floor          New York         NY          10022-7519
--------------------------------------------------------------------------------
Business Address         (Street)       (City)        (State)          (Zip)

Irwin Lieber                  (212) 486-4455                Chairman & CIO
--------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly Authorized to Submit this Report.

---------------------------------- ATTENTION -----------------------------------
           Intentional misstatements or omissions of facts constitute
                          Federal Criminal Violations.
                   See 18 U.S.C. 1001 and 15 U.S.C. 78ff(a).
--------------------------------------------------------------------------------
   The institutional investment manager submitting this Form and its attachments and the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.
   Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of New York and State of NY on the 2nd day of October, 2001.

                                                     Irwin Lieber
                                      ------------------------------------------
                                      (Name of Institutional Investment Manager)

                                                 /s/ Irwin Lieber
                                      ------------------------------------------
                                          (Manual Signature of Person Duly
                                          Authorized to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (List in alphabetical order).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                     13F File No.:      Name:                                   13F File No.: 3
------------------------------------      -------------      -----------------------------------      -------------
1. Irwin Lieber                             28-4421           6.
------------------------------------      -------------      -----------------------------------      -------------
2. Barry Fingerhut                          28-4421           7.
------------------------------------      -------------      -----------------------------------      -------------
3. Affiliated Managers Group                28-4421           8.
------------------------------------      -------------      -----------------------------------      -------------
4.                                                            9.
------------------------------------      -------------      -----------------------------------      -------------
5.                                                           10.
------------------------------------      -------------      -----------------------------------      -------------

                                                                 SEC 1685 (5/91)
          Copyright(C) 1992-1998. NRS Systems, Inc. (Portions of Software Only)

                                   FORM 13F
                                                            ------------------
                                                              (SEC USE ONLY)

                                                            ------------------

Page 2 of 2        Name of Reporting Manager  GeoCapital, LLC
                                             -----------------

                                                                ITEM 6:                                        ITEM 8
                                                         INVESTMENT DISCRETION                          VOTING AUTHORITY (SHARES)
                                          ITEM 5:   ----------------------------------                ------------------------------
ITEM 1:   ITEM 2:  ITEM 3:     ITEM 4:   SHARES OF            (b) SHARED-                 ITEM 7:
NAME OF    TITLE   CUSIP    FAIR MARKET  PRINCIPAL  (a) SOLE  AS DEFINED   (c) SHARED-   MANAGERS     (a) SOLE  (b) SHARED  (c) NONE
ISSUER   OF CLASS  NUMBER      VALUE      AMOUNT              IN INSTR. V     OTHER     SEE INSTR. V
------------------------------------------------------------------------------------------------------------------------------------
SEE ATTACHED
____________________________________________________________________________________________________________________________________

____________________________________________________________________________________________________________________________________

____________________________________________________________________________________________________________________________________

____________________________________________________________________________________________________________________________________

____________________________________________________________________________________________________________________________________

____________________________________________________________________________________________________________________________________

____________________________________________________________________________________________________________________________________

____________________________________________________________________________________________________________________________________

____________________________________________________________________________________________________________________________________

____________________________________________________________________________________________________________________________________

____________________________________________________________________________________________________________________________________

____________________________________________________________________________________________________________________________________

____________________________________________________________________________________________________________________________________

____________________________________________________________________________________________________________________________________

____________________________________________________________________________________________________________________________________

____________________________________________________________________________________________________________________________________

____________________________________________________________________________________________________________________________________

____________________________________________________________________________________________________________________________________
COLUMN TOTALS
____________________________________________________________________________________________________________________________________
Copyright (c) 1992-1998. NRS Systems, Inc. (Portions of Software Only)                                               SEC 1685 (5/91)

                                                      --------------------------
                                                             OMB APPROVAL
                                                      --------------------------
                                                      OMB Number:      3235-0006
                                                      Expires:    April 30, 2000
                                                      Estimated average burden
                                                      hours per response....24.6
                                                      --------------------------


                      PAPERWORK REDUCTION ACT INFORMATION

     Potential persons who are to respond to the collection of information continued in this form are not required to respond to the collection of information unless the form displays a currently valid OMB control number.

     Section 13(f) of the Exchange Act requires the Commission to adopt rules creating a reporting and disclosure system to collect specific information and to disseminate such information to the public. Pursuant to this statutory mandate, the Commission adopted rule 13f-1 under the Exchange Act (17 CFR 240.13f-1), which requires institutional investment managers who exercise investment discretion over accounts of exchange-traded or NASDAQ-quoted equity securities having, in the aggregate, a fair market value of at least $100,000,000 to file quarterly reports with the Commission on Form 13F with respect to the value of those securities over which they have investment discretion.

     The purpose of Form 13F is to provide a reporting and disclosure system to collect specific information and to disseminate such information to the public about the holdings of institutional investment managers who exercise investment discretion over accounts of exchange-traded or NASDAQ-quoted equity securities having, in the aggregate, a fair market value of at least $100,000,000.

     It is estimated that each filer spends an average of 24.6 hours preparing each quarterly report.

     Any member of the public may direct to the Commission any comments concerning the accuracy of this burden estimate and any suggestions for reducing this burden.

     Responses to the collection of information are mandatory. See section 13(f) of the Exchange Act [15 U.S.C. 78m(f)] and rule 13f-1 [17 CFR 240.13f-1] thereunder.

     Section 13(f)(3) of the Exchange Act [15 U.S.C. 78m(f)(3)] authorizes the Commission, as it determines necessary or appropriate in the public interest or for the protection of investors, to delay or prevent public disclosure of any information filed under Section 13(f) upon request. It also prohibits the Commission from disclosing to the public information identifying securities held by the account of a natural person or any estate or trust (other than a business trust or investment company).

     This collection of information has been reviewed by OMB in accordance with the clearance requirements of 44 U.S.C. Section 3507.

                                 GEOCAPITAL LLC
                             FORM 13F SUMMARY PAGE
                              AS OF DATE: 09/30/01



REPORT SUMMARY:

NUMBER OF OTHER INCLUDED MANAGERS:        0

FORM 13F INFORMATION TABLE ENTRY TOTAL:   73

FORM 13F INFORMATION TABLE VALUE TOTAL:   $1,279,383,000



LIST OF OTHER INCLUDED MANAGERS:

NO.   13F FILE NUMBER      NAME

                                                           GEOCAPITAL LLC
                                                      FORM 13 INFORMATION TABLE
                                                         AS OF DATE 9/30/01

                                                                                                              VOTING AUTHORITY
                                                         VALUE        SHARES    SH/PRN   INVESTMENT     ----------------------------
     SECURITY DESCRIPTION                   CUSIP     (X$1000)       PRN AMT             DSCRETN         SOLE        SHARED     NONE
     --------------------                   -----     --------       -------   -------   ----------     ------     ---------    ----
AMERICAN INTL GROUP INC                 026874107          259          3315    SH       DEFINED            0          3315        0
APOLLO GROUP INC CL A                   037604105        57206       1361081    SH       DEFINED            0       1361081        0
APPLERA CORP-CELERA GENOMICS G          038020202        30145       1250837    SH       DEFINED            0       1250837        0
BEA SYS INC                             073325102        10630       1108460    SH       DEFINED            0       1108460        0
BJ SVCS CO                              055482103        10848        609755    SH       DEFINED            0        609755        0
BROADVISION INC                         111412102         5326       5852993    SH       DEFINED            0       5852993        0
CENTRA SOFTWARE, INC.                   15234X103        18932       2211630    SH       DEFINED            0       2211630        0
CONSOL ENERGY INC                       20854P109        14946        697438    SH       DEFINED            0        697438        0
COVANSYS CORP                           22281W103        24193       2768133    SH       DEFINED            0       2768133        0
CUNO INC                                126583103        15057        542600    SH       DEFINED            0        542600        0
CYPRESS SEMICONDUCTOR CORP              232806109        10383        698740    SH       DEFINED            0        698740        0
DEVRY INC                               251893103        68766       1915483    SH       DEFINED            0       1915483        0
DIAMONDCLUSTER INTL INC                 25278P106         7979        810000    SH       DEFINED            0        810000        0
DIGEX INC                               253756100         4607       1379329    SH       DEFINED            0       1379329        0
DIGITALTHINK INC                        25388M100        21139       2734711    SH       DEFINED            0       2734711        0
DORAL FINL CORP                         25811P100        29721        766000    SH       DEFINED            0        766000        0
EDISON SCHS INC CL A                    281033100        39197       2595818    SH       DEFINED            0       2595818        0
EGAIN COMMUNICATIONS CORP               28225C103         4414       3678333    SH       DEFINED            0       3678333        0
ELOYALTY CORP                           290151109          256        458017    SH       DEFINED            0        458017        0
ENTERASYS NETWORKS, INC                 293637104         8353       1295084    SH       DEFINED            0       1295084        0
EVERGREEN RES INC                       299900308        57287       1687400    SH       DEFINED            0       1687400        0
FELCOR LODGING TR INC                   31430F101        14444       1073892    SH       DEFINED            0       1073892        0
FRONTLINE CAPITAL GROUP - WARR          35921N994            0         25500    SH       DEFINED            0         25500        0
HEARTLAND EXPRESS INC                   422347104        22512        979229    SH       DEFINED            0        979229        0
HOLLYWOOD MEDIA CORPORATION             436233100         7581       1707500    SH       DEFINED            0       1707500        0
HORIZON OFFSHORE INC                    44043J105        12632       2070849    SH       DEFINED            0       2070849        0
HOST MARRIOTT CORP NEW                  44107P104        13767       1952744    SH       DEFINED            0       1952744        0
INFORMATION HOLDINGS, INC.              456727106        34500       1756638    SH       DEFINED            0       1756638        0
INTEGRATED CIRCUIT SYS INC              45811K208         9303        727900    SH       DEFINED            0        727900        0
KIRBY CORP                              497266106        38363       1705007    SH       DEFINED            0       1705007        0
LEGATO SYS INC                          524651106        10847       1979289    SH       DEFINED            0       1979289        0

                                                           GEOCAPITAL LLC
                                                      FORM 13 INFORMATION TABLE
                                                         AS OF DATE 9/30/01

                                                                                                             VOTING AUTHORITY
                                                         VALUE        SHARES    SH/PRN   INVESTMENT     ----------------------------
     SECURITY DESCRIPTION                   CUSIP     (X$1000)       PRN AMT             DSCRETN         SOLE        SHARED     NONE
     --------------------                   -----     --------       -------    ------   ----------     ------     ---------    ----
LEGG MASON INC                          524901105        70561       1774662    SH       DEFINED            0       1774662        0
MACROMEDIA INC                          556100105        20251       1672237    SH       DEFINED            0       1672237        0
MANUGISTICS GROUP INC                   565011103         7590       1304175    SH       DEFINED            0       1304175        0
MAVERICK TUBE CORP                      577914104         7900        872000    SH       DEFINED            0        872000        0
MERCURY INTERACTIVE                     589405109         9712        510100    SH       DEFINED            0        510100        0
MILLENNIUM PHARMACTCLS INC              599902103        15046        847200    SH       DEFINED            0        847200        0
MILLER HERMAN INC                       600544100        42846       2200600    SH       DEFINED            0       2200600        0
MODEM MEDIA INC CL A                    607533106         7749       1703133    SH       DEFINED            0       1703133        0
NATIONAL INSTRUMENTS                    636518102        37382       1428413    SH       DEFINED            0       1428413        0
NEON SYS INC                            640509105         3617        913400    SH       DEFINED            0        913400        0
NETRO CORP                              64114R109           27         10000    SH       DEFINED            0         10000        0
ONESOURCE INFORMATION SVCS INC          68272J106         2094        246650    SH       DEFINED            0        246650        0
PARADIGM GENETICS INC                   69900R106         9104       1456675    SH       DEFINED            0       1456675        0
PARAMETRIC TECHNOLOGY                   699173100        18318       3529410    SH       DEFINED            0       3529410        0
PEOPLESOFT                              712713106         8914        494100    SH       DEFINED            0        494100        0
PRIMUS TELECOMM GROUP                   741929103          102        164031    SH       DEFINED            0        164031        0
PRINCETON REVIEW INC                    742352107         2052        328300    SH       DEFINED            0        328300        0
PROBUSINESS SERVICES                    742674104        18126       1225530    SH       DEFINED            0       1225530        0
QUEST PRODS CORP                        747955102          107       3556434    SH       DEFINED            0       3556434        0
QUEST SOFTWARE                          74834T103        10344        893269    SH       DEFINED            0        893269        0
RARE MEDIUM GROUP INC COM               75382N109            1         12000    SH       DEFINED            0         12000        0
RIVERSTONE NETWORKS INC                 769320102         3488        664454    SH       DEFINED            0        664454        0
RWD TECHNOLOGIES INC.                   74975B101          414        216495    SH       DEFINED            0        216495        0
S1 CORP                                 78463B101        34150       4036653    SH       DEFINED            0       4036653        0
SABA SOFTWARE INC                       784932105         6463       3264000    SH       DEFINED            0       3264000        0
SCHEIN HENRY INC                        806407102        32168        833379    SH       DEFINED            0        833379        0
SEACOR SMIT INC.                        811904101        56623       1586075    SH       DEFINED            0       1586075        0
SILICON VY BANCSHARES                   827064106        41430       2050995    SH       DEFINED            0       2050995        0
SOTHEBY HLDGS INC CL A                  835898107        24870       2074270    SH       DEFINED            0       2074270        0
STEIN MART INC                          858375108        10880       1326800    SH       DEFINED            0       1326800        0
SYCAMORE NETWORKS INC                   871206108         8747       2513535    SH       DEFINED            0       2513535        0

                                                           GEOCAPITAL LLC
                                                      FORM 13 INFORMATION TABLE
                                                         AS OF DATE 9/30/01

                                                                                                            VOTING AUTHORITY
                                                         VALUE         SHARES SH/PRN   INVESTMENT     ----------------------------
     SECURITY DESCRIPTION                   CUSIP     (X$1000)        PRN AMT          DSCRETN         SOLE        SHARED     NONE
     --------------------                   -----     --------        --------------   ----------     ------     ---------    ----
TALK AMER HLDGS INC                     87426R103          294         653415 SH       DEFINED            0        653415        0
TECHNOLOGY SOLUTION CO.                 87872T108         7342        3496138 SH       DEFINED            0       3496138        0
TESSCO TECHNOLOGIES                     872386107         4874         376390 SH       DEFINED            0        376390        0
UNIVERSITY OF PHOENIX ONLINE            037604204        26834         866723 SH       DEFINED            0        866723        0
US CONCRETE INC.                        90333L102        12272        1688090 SH       DEFINED            0       1688090        0
VERITAS DGC INC                         92343P107        20366        1826574 SH       DEFINED            0       1826574        0
VESTCOM INTL INC COM                    924904105           37          12500 SH       DEFINED            0         12500        0
WILEY JOHN & SONS INC CL A              968223206        78696        3768983 SH       DEFINED            0       3768983        0
WIND RIV SYS INC                        973149107         5863         558400 SH       DEFINED            0        558400        0
WR BERKLEY CORP                         084423102         7574         157800 SH       DEFINED            0        157800        0
W-H ENERGY SVCS INC                     92925E108          562          40000 SH       DEFINED            0         40000        0

LINE COUNT: 73